NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
NET INVESTMENT IN DIRECT FINANCING LEASES
NET INVESTMENT IN DIRECT FINANCING LEASES

NOTE 4 -             NET INVESTMENT IN DIRECT FINANCING LEASES

Jinshang Leasing’s leasing operations consist principally of leasing high value equipment under direct financing leases expiring in 1-5 years as of the balance sheets dates. The leases bear effective interest rate of 4.3% - 13.3% per annum.

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2022 and 2021:

	June 30, 2022	June 30, 2021
Total minimum lease payments to be received	$122,893,158	$127,827,892
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	122,893,158	127,827,892
Less: unearned income, representing interest	(3,137,139)	(3,607,312)
Present value of minimum lease receivable	119,756,019	124,220,580
Less: Allowance for uncollectible receivables	(119,067,356)	(121,442,109)
Net investment in direct financing leases	$688,663	$2,778,471

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

	June 30, 2022	June 30, 2021
Within 1 year	$332,802	$377,696
2 years	41,764	117,869,926
3 years	101,782,289	7,847,263
4 years	14,659,311	1,733,007
5 years	6,076,992	—
Total minimum finance lease receivables	$122,893,158	$127,827,892

NOTE 4 -             NET INVESTMENT IN DIRECT FINANCING LEASES (CON’T)

An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date the payment was contractually due. The accrual of direct financing lease interest income had been suspended on delinquent finance lease receivables with remaining contractual amounts due of $119,067,356 and $121,442,109 as of June 30, 2022 and 2021. As of June 30, 2022 and 2021, there were no recorded investment in direct financing leases past due 90 days or more and still accruing.

The following is a credit quality analysis of finance lease receivables. In the event that an instalment repayment of a finance lease receivables is overdue for more than 30 days, the entire outstanding balance of the finance lease receivables is classified as overdue. If the instalment repayment is overdue within 30 days, only the balance of this instalment is classified as overdue.

	June 30, 2022		June 30, 2021
Overdue and credit-impaired	$		$
– Overdue above 90 days		11,746,159		12,373,365
Not yet overdue but credit impaired		107,317,870		109,039,328

Overdue but not credit-impaired
Neither overdue nor impaired		691,990		2,807,887

Less: Allowances for impairment losses		(119,067,356)		(121,442,109)
Net investment in direct financing leases, end of year		$688,663		$2,778,471

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2022 and 2021 were as following:

	June 30, 2022	June 30, 2021
Allowance for uncollectible receivables at the beginning of year	$121,442,109	$102,069,239
(Reversal of Provision)for lease payment receivables	(25,971)	(192,136)
Provision for lease payment receivables	2,284,032	9,687,138
Effect of foreign currency translation	(4,632,814)	9,877,868
Allowance for uncollectible receivables at the end of year	$119,067,356	$121,442,109

	June 30, 2022	June 30, 2021
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$119,064,028	$121,412,692
Collectively evaluated for impairment	3,328	29,417
Ending balance	$119,067,356	$121,442,109

Minimum lease payments receivable
Individually evaluated for impairment	$119,064,028	$121,412,692
Collectively evaluated for impairment	3,829,130	6,415,200
Ending balance	$122,893,158	$127,827,892

NOTE 4 -             NET INVESTMENT IN DIRECT FINANCING LEASES (CON’T)

The allowance for credit losses provides coverage for probable and estimable losses in the Company’s investment in direct financing leases. The allowance recorded is based on a quarterly review. The determination of the appropriate amount of any provision is highly dependent on management’s judgment at that time and takes into consideration all known relevant internal and external factors, including levels of nonperforming leases, customers’ financial condition, leased property values and collateral values as well as general economic conditions. When a direct financing lease receivable is determined uncollectible, for example, the customer declares bankruptcy, or the Company reaches agreement of debt restructuring with the customer, the direct financing lease would be written off from the investment in direct financing leases.

Credit Quality of Investment in Direct Financing Lease:

The Company performs a quarterly review on the credit quality of its investments in direct financing leases, by evaluating a variety of factors, including dependence on the counterparties, latest financial position and performance of the customers, actual defaults, estimated future defaults, historical loss experience, leased property values or collateral values, and other economic conditions such as economic trends in the area or country. In cases where heightened risk is detected as a result of factors indicating that a customer is having difficulty repaying the underlying financing, such as a default in making interest payments, material changes to the customer’s business, and deterioration of financial condition and cash flow support, the Company classifies the contracts as “abnormal contracts,” contracts without such heightened risk indicators are classified as “normal contracts”. For those contracts, the Company’s WFOE generally initiates negotiations with the customer about possible improvement or remediation measures, such as an improvement plan for cash flow management, third-party support, extension plans and similar measure, and implement close supervision of the remediation measures adopted.

The risk classification of direct financing lease receivables is as follows:

	June 30, 2022	June 30, 2021
Normal	$3,829,130	$6,415,200
Abnormal	119,064,028	121,412,692
Total	$122,893,158	$127,827,892

NOTE 4 -             NET INVESTMENT IN DIRECT FINANCING LEASES

Jinshang Leasing’s leasing operations consist principally of leasing high value equipment under direct financing leases expiring in 1-5 years as of the balance sheets dates. The leases bear effective interest rate of 4.3% - 13.3% per annum.

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2021 and 2020:

	June 30, 2021	June 30, 2020
Total minimum lease payments to be received	$127,827,892	$122,561,475
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	127,827,892	122,561,475
Less: unearned income, representing interest	(3,607,312)	(3,533,936)
Present value of minimum lease receivable	124,220,580	119,027,539
Less: Allowance for uncollectible receivables	(121,442,109)	(102,069,239)
Net investment in direct financing leases	$2,778,471	$16,958,300

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

	June 30, 2021	June 30, 2020
Within 1 year	$377,696	$113,637,581
2 years	117,869,926	7,340,325
3 years	7,847,263	1,583,569
4 years	1,733,007	—
Total minimum finance lease receivables	$127,827,892	$122,561,475

NOTE 4 -             NET INVESTMENT IN DIRECT FINANCING LEASES (CON’T)

An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date the payment was contractually due. The accrual of direct financing lease interest income had been suspended on delinquent finance lease receivables with remaining contractual amounts due of $121,442,109 and $102,069,239 as of June 30, 2021 and 2020. As of June 30, 2021 and 2020, there were no recorded investment in direct financing leases past due 90 days or more and still accruing.

The following is a credit quality analysis of finance lease receivables. In the event that an instalment repayment of a finance lease receivables is overdue for more than 30 days, the entire outstanding balance of the finance lease receivables is classified as overdue. If the instalment repayment is overdue within 30 days, only the balance of this instalment is classified as overdue.

	June 30, 2021		June 30, 2020
Overdue and credit-impaired	$		$
– Overdue within 90 days (inclusive)		—		—
– Overdue above 90 days		12,373,365		9,195,673
Not yet overdue but credit impaired		109,039,328		92,666,574

Overdue but not credit-impaired
– Overdue within 30 days (inclusive)		—		—
– Overdue 31 to 90 days (inclusive)		—		—
– Overdue above 90 days		—		—
Neither overdue nor impaired		2,807,887		17,165,292

Less: Allowances for impairment losses		(121,442,109)		(102,069,239)
Net investment in direct financing leases, end of year		$2,778,471		$16,958,300

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2021 and 2020 were as following:

	June 30, 2021	June 30, 2020
Allowance for uncollectible receivables at the beginning of year	$102,069,239	$85,225,257
(Reversal of Provision)for lease payment receivables	(192,136)	(10,626)
Provision for lease payment receivables	9,687,138	19,368,460
Effect of foreign currency translation	9,877,868	(2,513,852)
Allowance for uncollectible receivables at the end of year	$121,442,109	$102,069,239

	June 30, 2021	June 30, 2020
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$121,412,692	$101,862,247
Collectively evaluated for impairment	29,417	206,992
Ending balance	$121,442,109	$102,069,239

Minimum lease payments receivable
Individually evaluated for impairment	$121,412,692	$101,862,247
Collectively evaluated for impairment	6,415,200	20,699,228
Ending balance	$127,827,892	$122,561,475

NOTE 4 -             NET INVESTMENT IN DIRECT FINANCING LEASES (CON’T)

The allowance for credit losses provides coverage for probable and estimable losses in the Company’s investment in direct financing leases. The allowance recorded is based on a quarterly review. The determination of the appropriate amount of any provision is highly dependent on management’s judgment at that time and takes into consideration all known relevant internal and external factors, including levels of nonperforming leases, customers’ financial condition, leased property values and collateral values as well as general economic conditions. When a direct financing lease receivable is determined uncollectible, for example, the customer declares bankruptcy, or the Company reaches agreement of debt restructuring with the customer, the direct financing lease would be written off from the investment in direct financing leases.

Credit Quality of Investment in Direct Financing Lease:

The Company performs a quarterly review on the credit quality of its investments in direct financing leases, by evaluating a variety of factors, including dependence on the counterparties, latest financial position and performance of the customers, actual defaults, estimated future defaults, historical loss experience, leased property values or collateral values, and other economic conditions such as economic trends in the area or country. In cases where heightened risk is detected as a result of factors indicating that a customer is having difficulty repaying the underlying financing, such as a default in making interest payments, material changes to the customer’s business, and deterioration of financial condition and cash flow support, the Company classifies the contracts as “abnormal contracts,” contracts without such heightened risk indicators are classified as “normal contracts”. For those contracts, the Company’s WFOE generally initiates negotiations with the customer about possible improvement or remediation measures, such as an improvement plan for cash flow management, third-party support, extension plans and similar measure, and implement close supervision of the remediation measures adopted.

The risk classification of direct financing lease receivables is as follows:

	June 30, 2021	June 30, 2020
Normal	$6,415,200	$20,699,228
Abnormal	121,412,692	101,862,247
Total	$127,827,892	$122,561,475

NOTE 5 -             NET INVESTMENT IN DIRECT FINANCING LEASES

Jinshang Leasing’s leasing operations consist principally of leasing high value equipment under direct financing leases expiring in 1-5 years as of the balance sheets dates. The leases bear effective interest rate of 4.3% - 13.3% per annum.

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2020 and 2019:

	June 30, 2020	June 30, 2019
Total minimum lease payments to be received	$122,561,475	$121,043,154
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	122,561,475	121,043,154
Less: unearned income, representing interest	(3,533,936)	(5,806,618)
Present value of minimum lease receivable	119,027,539	115,236,536
Less: Allowance for uncollectible receivables	(102,069,239)	(85,225,257)
Net investment in direct financing leases	$16,958,300	$30,011,279

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

	June 30, 2020	June 30, 2019
Within 1 year	$113,637,581	$98,532,910
2 years	7,340,325	14,124,241
3 years	1,583,569	7,022,776
4 years	—	1,363,227
Total minimum finance lease receivables	$122,561,475	$121,043,154

An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date the payment was contractually due. The accrual of direct financing lease interest income had been suspended on delinquent finance lease receivables with remaining contractual amounts due of $102,069,239 and $85,225,257 as of June 30, 2020 and 2019. As of June 30, 2020 and 2019, there were no recorded investment in direct financing leases past due 90 days or more and still accruing.

The following is a credit quality analysis of finance lease receivables. In the event that an instalment repayment of a finance lease receivables is overdue for more than 30 days, the entire outstanding balance of the finance lease receivables is classified as overdue. If the instalment repayment is overdue within 30 days, only the balance of this instalment is classified as overdue.

	June 30, 2020		June 30, 2019
Overdue and credit-impaired	$		$
– Overdue within 90 days (inclusive)		—		632,212
– Overdue above 90 days		9,195,673		3,156,238
Not yet overdue but credit impaired		92,666,574		81,234,615

Overdue but not credit-impaired
– Overdue within 30 days (inclusive)		—		—
– Overdue 31 to 90 days (inclusive)		—		—
– Overdue above 90 days		—		—
Neither overdue nor impaired		17,165,292		30,213,471

Less: Allowances for impairment losses		(102,069,239)		(85,225,257)
Net investment in direct financing leases, end of year		$16,958,300		$30,011,279

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2020 and 2019 were as following:

	June 30, 2020	June 30, 2019
Allowance for uncollectible receivables at the beginning of year	$85,225,257	$4,342,576
(Reversal of Provision)for lease payment receivables	(10,626)	(574,002)
Provision for lease payment receivables	19,368,460	82,159,962
Effect of foreign currency translation	(2,513,852)	(703,279)
Allowance for uncollectible receivables at the end of year	$102,069,239	$85,225,257

	June 30, 2020	June 30, 2019
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$101,862,247	$85,023,066
Collectively evaluated for impairment	206,992	202,191
Ending balance	$102,069,239	$85,225,257

Minimum lease payments receivable
Individually evaluated for impairment	$101,862,247	$85,572,930
Collectively evaluated for impairment	20,699,228	35,470,224
Ending balance	$122,561,475	$121,043,154

The finance leases receivable has no pledged as collateral for the Company’s other loans as of June 30, 2020.The finance leases receivable with a gross amount of approximately $1,433,609 (RMB9,846,081) were pledged as collateral for the Company’s other loans (Note 10) as of June 30, 2019.

The allowance for credit losses provides coverage for probable and estimable losses in the Company’s investment in direct financing leases. The allowance recorded is based on a quarterly review. The determination of the appropriate amount of any provision is highly dependent on management’s judgment at that time and takes into consideration all known relevant internal and external factors, including levels of nonperforming leases, customers’ financial condition, leased property values and collateral values as well as general economic conditions. When a direct financing lease receivable is determined uncollectible, for example, the customer declares bankruptcy, or the Company reaches agreement of debt restructuring with the customer, the direct financing lease would be written off from the investment in direct financing leases.

Credit Quality of Investment in Direct Financing Lease:

The Company performs a quarterly review on the credit quality of its investments in direct financing leases, by evaluating a variety of factors, including dependence on the counterparties, latest financial position and performance of the customers, actual defaults, estimated future defaults, historical loss experience, leased property values or collateral values, and other economic conditions such as economic trends in the area or country. In cases where heightened risk is detected as a result of factors indicating that a customer is having difficulty repaying the underlying financing, such as a default in making interest payments, material changes to the customer’s business, and deterioration of financial condition and cash flow support, the Company classifies the contracts as “abnormal contracts,” contracts without such heightened risk indicators are classified as “normal contracts”. For those contracts, the Company’s WFOE generally initiates negotiations with the customer about possible improvement or remediation measures, such as an improvement plan for cash flow management, third-party support, extension plans and similar measure, and implement close supervision of the remediation measures adopted.

The risk classification of direct financing lease receivables is as follows:

	June 30, 2020	June 30, 2019
Normal	$20,699,228	$36,020,088
Abnormal	101,862,247	85,023,066
Total	$122,561,475	$121,043,154